Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Prospector Funds, Inc.
Entity Central Index Key	0001402472
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Prospector Capital Appreciation Fund
Shareholder Report [Line Items]
Fund Name	Prospector Capital Appreciation Fund
Class Name	Prospector Capital Appreciation Fund
Trading Symbol	PCAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Prospector Capital Appreciation Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://prospectorpartners.com/funds/prospector-capital-appreciation-fund/. You can also request this information by contacting us at 1-877-734-7862.
Additional Information Phone Number	1-877-734-7862
Additional Information Website	https://prospectorpartners.com/funds/prospector-capital-appreciation-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Prospector Capital Appreciation Fund	$66	1.29%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.29%
Updated Performance Information Location [Text Block]	Visit https://prospectorpartners.com/funds/prospector-capital-appreciation-fund/ for more recent performance information.
Net Assets	$ 39,077,130
Holdings Count | $ / shares	62
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$39,077,130
Number of Holdings	62
Portfolio Turnover	11%

Holdings [Text Block]

Top 10 Holdings	(%)
Eaton	4.1%
Leidos Holdings	3.2%
Halozyme Therapeutics, Inc., 1.00%, 08/15/2028	2.7%
Fairfax Financial Holdings	2.6%
Merck & Co.	2.6%
Curtiss-Wright	2.5%
Brown & Brown	2.5%
Hess	2.4%
Abbott Laboratories	2.4%
Dropbox, 0.00%, 03/01/2028	2.4%

Updated Prospectus Web Address	https://prospectorpartners.com/funds/prospector-capital-appreciation-fund/
Prospector Opportunity Fund
Shareholder Report [Line Items]
Fund Name	Prospector Opportunity Fund
Class Name	Prospector Opportunity Fund
Trading Symbol	POPFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Prospector Opportunity Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://prospectorpartners.com/funds/prospector-opportunity-fund/. You can also request this information by contacting us at 1-877-734-7862.
Additional Information Phone Number	1-877-734-7862
Additional Information Website	https://prospectorpartners.com/funds/prospector-opportunity-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Prospector Opportunity Fund	$66	1.28%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.28%
Updated Performance Information Location [Text Block]	Visit https://prospectorpartners.com/funds/prospector-opportunity-fund/ for more recent performance information.
Net Assets	$ 248,291,874
Holdings Count | $ / shares	66
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$248,291,874
Number of Holdings	66
Portfolio Turnover	12%

Holdings [Text Block]

Top 10 Holdings	(%)
Curtiss-Wright	4.1%
Leidos Holdings	3.5%
Littelfuse	3.2%
Brown & Brown	3.1%
Fairfax Financial Holdings	2.8%
Primerica	2.6%
Arthur J. Gallagher & Co.	2.4%
Exxon Mobil	2.3%
Trimble	2.2%
Carrier Global	2.2%

Updated Prospectus Web Address	https://prospectorpartners.com/funds/prospector-opportunity-fund/